Basis of Presentation and Significant Accounting Policies - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Net loss		$ 18,004,098	$ 5,451,778
Accumulated deficit	$ 34,903,923	34,903,923	16,899,825
Cash, cash equivalents and restricted cash on hand	2,002,232	2,002,232	6,560,140	$ 180,427
Impairment loss		0	0
Allowance for credit losses	0	0	$ 0
Advance deposits received in connection with January 2023 PIPE financing	$ 1,500,000	$ 1,505,625